Consolidated Statements of Changes in Shareholders' (Deficit)/Equity ¥ in Thousands, $ in Thousands	CNY (¥)	USD ($)	Common shares CNY (¥) shares	Additional paid-in capital CNY (¥)	Accumulated other comprehensive income CNY (¥)	Accumulated deficit CNY (¥)	Non-Controlling interest CNY (¥)
Balance Beginning at Dec. 31, 2016	¥ (262,408)		¥ 31	¥ 31,564	¥ (24)	¥ (294,863)	¥ 884
Balance Beginning (Shares) at Dec. 31, 2016 | shares			445,272,000
Net profit (loss) for the year	(97,045)					(97,173)	128
Share-based payment compensation	811			811
Redeemable preferred shares redemption value accretion	(26,474)			(26,474)
Foreign currency translation	(37)				24		(61)
Profit distribution	(217)						(217)
Balance Ending at Dec. 31, 2017	(385,370)		¥ 31	5,901		(392,036)	734
Balance Ending (Shares) at Dec. 31, 2017 | shares			445,272,000
Net profit (loss) for the year	2,928					3,152	(224)
Share-based payment compensation	967			967
Redeemable preferred shares redemption value accretion	(29,118)			(29,118)
Beneficial conversion feature in connection with issuance of convertible bonds	25,028			25,028
Foreign currency translation	327				295		32
Balance Ending at Dec. 31, 2018	(385,238)		¥ 31	2,778	295	(388,884)	542
Balance Ending (Shares) at Dec. 31, 2018 | shares			445,272,000
Net profit (loss) for the year	14,968	$ 2,150				14,902	66
Share-based payment compensation	94,960		¥ 2	94,958
Share-based payment compensation (Shares) | shares			38,038,373
Redeemable preferred shares redemption value accretion	(32,854)			(32,854)
Foreign currency translation	140	20			119		21
Others	(629)						¥ (629)
Balance Ending at Dec. 31, 2019	¥ (308,653)	$ (44,335)	¥ 33	¥ 64,882	¥ 414	¥ (373,982)
Balance Ending (Shares) at Dec. 31, 2019 | shares			483,310,373